Intangible Assets - Summary of Changes in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	€ 33,901
Ending balance	31,928	€ 33,901
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	69,883	64,174
Additions	5,489	6,439
Disposal	(1,744)
Reclassifications	0	0
Exchange differences	632	(730)
Ending balance	74,260	69,883
Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	35,982	29,350
Amortization	7,504	6,785
Disposal	(1,335)
Exchange differences	181	(153)
Ending balance	42,332	35,982
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	10,126
Ending balance	7,329	10,126
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	17,113	13,505
Additions	112	1,673
Disposal	(1,153)
Reclassifications	0	1,891
Exchange differences	9	44
Ending balance	16,081	17,113
Development Costs | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,987	4,401
Amortization	2,896	2,569
Disposal	(1,134)
Exchange differences	3	17
Ending balance	8,752	6,987
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	5,156
Additions	1,298
Ending balance	5,085	5,156
Industrial Patents and Intellectual Property Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	14,860	11,291
Additions	1,298	2,145
Disposal	(138)
Reclassifications	856	1,646
Exchange differences	47	(222)
Ending balance	16,923	14,860
Industrial Patents and Intellectual Property Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	9,704	8,124
Amortization	2,243	1,622
Disposal	(139)
Exchange differences	30	(42)
Ending balance	11,838	9,704
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,552
Ending balance	11,375	12,552
Concessions, Licenses, Trademarks and Similar Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	25,370	24,973
Additions	345	132
Disposal	0
Reclassifications	0	302
Exchange differences	162	(37)
Ending balance	25,877	25,370
Concessions, Licenses, Trademarks and Similar Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,818	10,987
Amortization	1,656	1,837
Disposal	0
Exchange differences	28	(6)
Ending balance	14,502	12,818
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,588
Ending balance	4,073	1,588
Intangible Fixed Assets in Process and Advances | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,588	3,554
Additions	3,688	1,912
Disposal	(362)
Reclassifications	(856)	(3,863)
Exchange differences	15	(15)
Ending balance	4,073	1,588
Intangible Fixed Assets in Process and Advances | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	0
Amortization	0	0
Disposal	0
Exchange differences	0	0
Ending balance	0	0
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,479
Ending balance	4,066	4,479
Other Intangible Assets | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	10,952	10,851
Additions	46	577
Disposal	(91)
Reclassifications	0	24
Exchange differences	399	(500)
Ending balance	11,306	10,952
Other Intangible Assets | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,473	5,838
Amortization	709	757
Disposal	(62)
Exchange differences	120	(122)
Ending balance	€ 7,240	€ 6,473